Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
Diluted net loss per ordinary share	$ (0.01)	$ 0.00			$ (0.02)	$ 0.00		$ 0.00		$ 0.00
Weighted average shares outstanding,diluted (in Shares)	367,175,886	257,055,897			352,412,872	239,342,032		257,771,553		230,485,100
Brilliant Acquisition Corp [Member]
Diluted net loss per ordinary share	$ (0.01)	$ 0.00	$ (0.09)	$ (0.01)			$ (0.10)		$ (0.09)
Weighted average shares outstanding,diluted (in Shares)	5,477,208	6,111,000	5,755,372	6,111,000			6,111,000		3,697,454